PAINEWEBBER TACTICAL ALLOCATION FUND

ANNUAL REPORT


PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

Comparison of the change of a $10,000 investment in PaineWebber Tactical Allocation Fund (C) and the S&P 500 Index.


7/92                   $10,000                                 $10,000
8/92                     9,790                                   9,790
8/93                    11,023                                  11,023
8/94                    11,404                                  11,404
8/95                    13,409                                  13,409
8/96                    15,632                                  15,632
8/97                    22,277                                  25,124

     PaineWebber Tactical Allocation Fund Class C            S&P 500 Index


Past performance is not predictive of future performance.
The performance of the other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different classes.

The graph depicts the performance of PaineWebber Tactical Allocation Fund (C) versus the S&P 500 Index. It is important to note PaineWebber Tactical Allocation Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


AVERAGE ANNUAL TOTAL RETURN

                                                                                  Commencement of
                                             Twelve Months        Five Years        Operations
                                             Ended 8/31/97       Ended 8/31/97    Through 8/31/97+
                                 Class A*      39.26%              N/A               19.06%
% Return Without Deducting       Class B**     38.14%              N/A               25.46%
Maximum Sales Charge             Class C***    38.20%             17.13%             16.96%

                                 Class A*      33.01%              N/A               17.79%
% Return After Deducting         Class B**     33.14%              N/A               23.24%
Maximum Sales Charge             Class C***    37.20%             17.13%             16.96%


  * Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

 ** Maximum contingent deferred sales charge for Class B shares is 5.0% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 1.0% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

  + Commencement of issuance dates are May 10, 1993, January 30, 1996 and
    July 22, 1992 for Class A, Class B and Class C shares, respectively.

 ++ For the period August 31, 1996 through August 31, 1997. Lipper ranked the
    Fund's Class A Shares #5 of 201 flexible portfolio funds. For the life period (May 10, 1993 through August 31, 1997), Class A shares ranked in the first quartile (#4 of 70 funds). Class C Shares: For the period from August 31, 1996 through August 31, 1997 and for the life period (July 22, 1992 through August 31, 1997), Class C shares ranked in the first quartile (#6 of 201 funds and #6 of 57 funds, respectively). Rankings do not account for sales charges; if included, rankings may differ.

Note: The Fund offers Class Y shares to a limited group of eligible investors, including the trustee of the PaineWebber Savings Investment Plan and INSIGHT Investment Advisory Program participants. For the year ended August 31, 1997, and since inception, May 10, 1993 through August 31, 1997, Class Y shares have an average annual return of 39.55% and 19.37%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

ANNUAL REPORT

October 15, 1997

Dear Shareholder,

We are pleased to present the annual report for PaineWebber Tactical Allocation Fund for the year ended August 31, 1997.

PAINEWEBBER TACTICAL ALLOCATION FUND
FUND PROFILE

GOAL:
Total return consisting of long-term capital appreciation and current income

PORTFOLIO MANAGER:
T. Kirkham Barneby,
MH Asset
Management Inc.

TOTAL NET ASSETS:
$680.1 million as of
August 31, 1997

DIVIDEND PAYMENTS:
Annually


GENERAL MARKET OVERVIEW
-------------------------------------------------------------------------------

[GRAPHIC]
Early in the fiscal year, an improved inflationary environment and the stability of dividend growth prospects, among other factors, indicated that the stock market was attractive when compared to the one-year U.S. Treasury bill. The positive outlook for stocks carried into 1997 as expectations for continued moderate inflation and corporate profit growth, based on modest economic growth, persisted. Although early spring was characterized by a rise in the yield of the one-year U.S. Treasury bill and negative action in equity prices, an improved outlook for corporate earnings and future dividend growth continued to bode well for the relative attractiveness of the stock market. More recently, a decline in the one-year U.S. Treasury bill yield, combined with some improvement in dividend growth expectations, further bolstered the case for equities.


PORTFOLIO REVIEW
-------------------------------------------------------------------------------

[GRAPHIC]

PERFORMANCE--Tactical Allocation Fund's total return (the net asset value change with dividends reinvested) for the year ended August 31, 1997, without deducting sales charges, was 39.26% for Class A shares, 38.14% for Class B shares, 38.20% for Class C shares and 39.55% for Class Y shares. For shareowners who purchased or redeemed Fund shares during the period the Fund's total return may have been lower; for example, after deducting the maximum applicable sales charges, the Fund's total return for the period was 33.01% for Class A shares, 33.14% for Class B shares, 37.20% for Class C shares and 39.55% for Class Y shares.

    Over the fiscal year ended August 31, 1997, the Fund's Class A shares easily outperformed the 23.19% return of its Lipper Flexible Portfolio Funds Peer Group Average (which ranks the Fund in the first quartile within its peer group of 201 funds++), and performed on a par with the 40.62% return of its benchmark, the Standard & Poor's 500 Index. The Fund was fully invested in stocks the entire fiscal year, a position that enabled the Fund to benefit in an environment characterized by the stock market's stellar performance.

PAINEWEBBER TACTICAL ALLOCATION FUND

ANNUAL REPORT



PAINEWEBBER TACTICAL ALLOCATION FUND

Top Five Sectors (as a % of net assets as of August 31, 1997)

Financial               16.0%
Technology              16.0%
Consumer Cyclical       12.2%
Health Care             11.6%
Consumer Non-Cyclical   10.7%


PORTFOLIO POSITIONING--To determine the Fund's asset mix between an equity portion designed to track the performance of the S&P 500 and a bond portion consisting of either bonds (five-year U.S. Treasury notes) or cash (30-day U.S. Treasury bills), management employs the Tactical Allocation Model. This quantitative model calculates the risk premiums (the likely return advantage) of stocks and bonds relative to a "risk-free" asset (the one-year U.S. Treasury bill) or cash. The expected return of the stock market is compared with that of the risk-free asset to determine the equity risk premium ("ERP"). Historically, the ERP has averaged about five percentage points per year. When the ERP is 5.5% or greater, the Fund is fully invested in stocks. If the ERP falls below the 5.50% hurdle, the Model is signaling that the expected return of the stock market is not fully compensating investors for the expected risk. Thus, some or all of the Fund's assets will be shifted to bonds or cash. For every 0.5% that the ERP drops below 5.5%, the Model will signal that another 25% of the Fund's assets should be shifted out of stocks. This determination is made on the first trading day of each month.

    While the Fund's goal is to be fully invested in stocks in periods of strongly positive market performance and to avoid or reduce exposure to the stock market during prolonged or significant market downturns, there is no guarantee that the Model will correctly anticipate major market declines or indicate the correct time to invest in stocks.

    As of August 31, 1997, the Model's ERP was 5.86%--above the 5.5% hurdle required for total stock allocation. Several factors influenced the ERP's level, including the relative consistency of dividend growth projections and a continued moderate inflationary environment. These factors indicated that the equity market was more attractive when compared to an alternative "risk-free" investment. Therefore, the Fund's assets remained fully invested in stocks during the fiscal year, except for a small amount of assets kept in cash to satisfy operating needs.

OUTLOOK
-------------------------------------------------------------------------------

[GRAPHIC]
The Tactical Allocation Model will continue to be driven by short-term interest rates, dividend growth expectations and market price levels. Going forward, three conditions -- individually or in various combinations -- could cause the equity risk premium to move below 5.5% and signal the start of a movement away from stocks:
- Short-term interest rates moving to significantly higher levels;
- An increased expectation for the economy to dip into recession;
- An excessive S&P 500 price-earnings multiple.

ANNUAL REPORT


    Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support, and welcome any comments or questions you may have.

Sincerely,

/s/ MARGO N. ALEXANDER        /s/ T. KIRKHAM BARNEBY

MARGO N. ALEXANDER            T. KIRKHAM BARNEBY
President,                    Managing Director and Chief
Mitchell Hutchins             Investment Officer--Quantitative
Asset Management Inc.         Investments, Mitchell Hutchins
                              Asset Management Inc.


This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended August 31, 1997 and reflects our views at the time we are writing this report. Of course, these views may change in response to changing circumstances. We encourage you to consult your investment executive regarding your personal investment program.

++For additional performance information, see page 1.

PAINEWEBBER TACTICAL ALLOCATION FUND

PERFORMANCE RESULTS (UNAUDITED)

                                             NET ASSET VALUE                           TOTAL RETURN1
                                 ----------------------------------------   -----------------------------------
                                                                                12 MONTHS          6 MONTHS
                                  08/31/97     02/28/97       08/31/96       ENDED 08/31/97     ENDED 08/31/97
---------------------------------------------------------------------------------------------------------------
Class A Shares                     $22.23       $19.45       $ 16.15              39.26%             14.29%
---------------------------------------------------------------------------------------------------------------
Class B Shares                      22.08        19.40         16.13              38.14              13.81
---------------------------------------------------------------------------------------------------------------
Class C Shares                      22.18        19.48         16.12              38.20              13.86
---------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID              RETURN1
---------------------------------------------------------------------------------------------------------------
05/10/93-12/31/93                  $12.90       $ 13.49      $  0.0440         $   0.1980             6.48%
---------------------------------------------------------------------------------------------------------------
1994                                13.49         12.20         0.9720             0.2340            (0.59)
---------------------------------------------------------------------------------------------------------------
1995                                12.20         15.16         1.0555             0.2407            35.12
---------------------------------------------------------------------------------------------------------------
1996                                15.16         18.21         0.0811             0.1358            21.53
---------------------------------------------------------------------------------------------------------------
01/01/97-08/31/97                   18.21         22.23          --                --                22.08
---------------------------------------------------------------------------------------------------------------
                                                        Totals:  $ 2.1526      $   0.8085
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 08/31/97:       112.21%
---------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES


                                    NET ASSET VALUE
                                 ----------------------
                                                           CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID              RETURN1
---------------------------------------------------------------------------------------------------------------
1/30/96-12/31/96                   $15.54       $ 18.18      $  0.0811         $   0.0879            18.06%
---------------------------------------------------------------------------------------------------------------
01/01/97-08/31/97                   18.18         22.08          --                --                21.45
---------------------------------------------------------------------------------------------------------------
                                                        Totals:  $ 0.0811      $   0.0879
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 08/31/97:        43.39%
---------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES

                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID              RETURN1
---------------------------------------------------------------------------------------------------------------
07/22/92-12/31/92                  $12.00       $ 12.72      $  0.0020         $   0.0790             6.67%
---------------------------------------------------------------------------------------------------------------
1993                                12.72         13.51         0.0440             0.1340             7.64
---------------------------------------------------------------------------------------------------------------
1994                                13.51         12.23         0.9720             0.1300            (1.28)
---------------------------------------------------------------------------------------------------------------
1995                                12.23         15.20         1.0555             0.1259            34.09
---------------------------------------------------------------------------------------------------------------
1996                                15.20         18.26         0.0811             0.0008            20.66
---------------------------------------------------------------------------------------------------------------
01/01/97-08/31/97                   18.26         22.18          --                --                21.47
---------------------------------------------------------------------------------------------------------------
                                                        Totals:  $ 2.1546      $   0.4697
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 08/31/97:       122.77%
---------------------------------------------------------------------------------------------------------------

1 Figures assume reinvestment of all dividends and capital gain distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included.

Note: The Fund offers Class Y shares to a limited group of eligible investors, including the trustee of the PaineWebber Savings Investment Plan and INSIGHT Investment Advisory Program participants. For the year ended August 31, 1997, and since inception, May 10, 1993 through August 31, 1997, Class Y shares had a total return of 39.55% and 114.62%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER TACTICAL ALLOCATION FUND

PORTFOLIO OF INVESTMENTS                                         AUGUST 31, 1997

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------
COMMON STOCKS--100.05%
AGRICULTURE, FOOD & BEVERAGE--5.54%
       54,900    Archer-Daniels-Midland
                   Company.....................   $   1,187,203
       45,300    Campbell Soup Company.........       2,100,787
       23,400    Conagra, Incorporated.........       1,504,912
       13,900    CPC International,
                   Incorporated................       1,238,838
       15,600    General Mills, Incorporated...       1,000,350
       35,650    Heinz, H. J. and Company......       1,483,931
       14,100    Hershey Foods Corporation.....         752,588
       40,500    Kellogg Company...............       1,812,375
      149,200    Pepsico, Incorporated.........       5,371,200
        8,100    Pioneer Hi-Bred International,
                   Incorporated................         694,069
       14,100    Quaker Oats Company...........         662,700
       10,300    Ralston Purina Company........         927,000
        6,900    Supervalue, Incorporated......         270,825
       17,500    Sysco Corporation.............         621,250
      241,900    The Coca-Cola Company.........      13,863,894
       15,500    Unilever N.V..................       3,119,375
       10,800    Whitman Corporation...........         264,600
       11,400    Wrigley, Wm. Jr. Company......         826,500
                                                  -------------
                                                     37,702,397
                                                  -------------
AIRLINES--0.33%
        8,900    AMR Corporation*..............         896,675
        7,500    Delta Air Lines,
                   Incorporated................         648,750
       14,300    Southwest Airlines Company....         400,400
        7,700    USAir Group, Incorporated*....         262,763
                                                  -------------
                                                      2,208,588
                                                  -------------
ALCOHOL--0.36%
       48,700    Anheuser-Busch Companies,
                   Incorporated................       2,075,838
        7,400    Brown Forman Corporation......         357,050
                                                  -------------
                                                      2,432,888
                                                  -------------
APPAREL, RETAIL--0.49%
       26,800    Gap, Incorporated.............       1,190,925
        7,300    Harcourt General,
                   Incorporated................         347,206
       26,619    Limited, Incorporated.........         605,583
        8,000    Nordstrom, Incorporated.......         468,000
       15,500    TJX Companies, Incorporated...         426,250
       14,000    Woolworth Corporation*........         313,250
                                                  -------------
                                                      3,351,214
                                                  -------------
APPAREL, TEXTILES--0.71%
        8,500    Fruit of the Loom,
                   Incorporated*...............         227,375
        7,500    Liz Claiborne, Incorporated...         334,219
       28,500    Nike Incorporated.............       1,521,188
        5,900    Reebok International
                   Limited*....................         259,231

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

APPAREL, TEXTILES--(CONCLUDED)

       46,800    Sara Lee Corporation..........   $   1,883,700
        6,800    V. F. Corporation.............         600,950
                                                  -------------
                                                      4,826,663
                                                  -------------
BANKS--7.98%
       55,889    Banc One Corporation(1).......       2,997,048
       14,300    Bank of Boston Corporation....       1,188,688
       37,700    Bank of New York Company
                   Incorporated................       1,682,362
       69,000    BankAmerica Corporation.......       4,541,062
        7,600    Bankers Trust New York
                   Corporation.................         788,500
       19,600    Barnett Banks Incorporated....       1,335,250
       45,100    Citicorp......................       5,755,887
       10,600    Comerica, Incorporated........         750,613
       20,200    Corestates Financial
                   Corporation.................       1,242,300
       15,800    Fifth Third Bancorp...........         924,300
       30,572    First Chicago Corporation.....       2,193,541
       55,870    First Union Corporation.......       2,685,252
       25,516    Fleet Financial Group,
                   Incorporated................       1,644,187
       16,400    Huntington Bancshares,
                   Incorporated................         530,950
       17,800    J.P. Morgan & Company,
                   Incorporated................       1,909,050
       21,740    KeyCorp.......................       1,317,988
       25,100    Mellon Bank Corporation.......       1,207,938
       21,600    National City Corporation.....       1,220,400
       71,042    NationsBank Corporation.......       4,218,119
       36,200    Norwest Corporation...........       2,079,237
       31,500    PNC Bank Corporation..........       1,362,375
        5,600    Republic New York
                   Corporation.................         599,550
       16,100    State Street Corporation......         802,988
       21,700    Suntrust Banks,
                   Incorporated................       1,356,250
       41,720    The Chase Manhattan
                   Corporation.................       4,638,742
       23,815    US Bancorp, Incorporated......       2,085,301
       15,900    Wachovia Corporation..........         989,775
        8,766    Wells Fargo and Company.......       2,228,755
                                                  -------------
                                                     54,276,408
                                                  -------------
CHEMICALS--3.32%
       10,800    Air Products & Chemicals,
                   Incorporated................         880,875
        7,600    Ashland, Incorporated.........         380,950
       10,400    Avery Dennison Corporation....         427,050
       22,600    Dow Chemical Company..........       2,000,100
      110,200    DuPont (E.I.) de Nemours &
                   Company.....................       6,866,837
        7,900    Eastman Chemical Company......         472,519
       15,250    Engelhard Corporation.........         318,344
        3,800    FMC Corporation*..............         315,638
        6,100    Goodrich, B.F. Company........         256,963
        7,300    Grace, W.R. & Company.........         502,331
        6,000    Great Lakes Chemical
                   Corporation.................         279,000

PAINEWEBBER TACTICAL ALLOCATION FUND

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

COMMON STOCKS--(CONTINUED)
CHEMICALS--(CONCLUDED)

        9,900    Hercules, Incorporated........   $     511,706
       10,700    International Flavors and
                   Fragrances..................         547,037
        4,900    Kerr-Mcgee Corporation........         304,413
       57,800    Monsanto Company..............       2,539,587
       14,000    Morton International,
                   Incorporated................         465,500
        6,900    Nalco Chemical Company........         276,000
       33,200    Occidental Petroleum
                   Corporation.................         778,125
       17,700    PPG Industries,
                   Incorporated................       1,115,100
       15,500    Praxair, Incorporated.........         828,281
        6,100    Rohm & Haas Company...........         584,456
       17,600    Sherwin Williams Company......         482,900
       17,200    Tenneco, Incorporated.........         835,275
       12,400    Union Carbide Corporation.....         636,275
                                                  -------------
                                                     22,605,262
                                                  -------------
COMPUTER HARDWARE--5.91%
       32,600    3Com Corporation*.............       1,627,962
       13,500    Apple Computer,
                   Incorporated*...............         293,625
       19,800    Bay Networks, Incorporated*...         700,425
       15,600    Cabletron Systems,
                   Incorporated*...............         471,900
       65,000    Cisco Systems,
                   Incorporated*...............       4,899,375
       67,150    Compaq Computer
                   Corporation*................       4,398,325
       32,800    Dell Computer Corporation*....       2,691,650
       15,400    Digital Equipment
                   Corporation*................         662,200
       24,300    EMC Corporation*..............       1,246,894
       99,500    Hewlett-Packard Company.......       6,100,594
       97,300    International Business
                   Machines....................       9,815,137
       14,600    Pitney Bowes, Incorporated....       1,115,075
       24,200    Seagate Technology,
                   Incorporated*...............         924,137
       17,700    Silicon Graphics,
                   Incorporated*...............         485,644
       36,300    Sun Microsystems
                   Incorporated*...............       1,742,400
       11,900    Tandem Computers,
                   Incorporated*...............         404,600
       18,700    Unisys Corporation*...........         211,544
       31,900    Xerox Corporation.............       2,408,450
                                                  -------------
                                                     40,199,937
                                                  -------------
COMPUTER SOFTWARE--3.46%
        7,100    Adobe Systems, Incorporated...         279,562
        4,800    Autodesk, Incorporated........         210,000
       35,475    Computer Associates
                   International
                   Incorporated................       2,372,391
      117,100    Microsoft Corporation*........      15,479,156
       35,600    Novell, Incorporated*.........         333,750
       95,713    Oracle Systems Corporation*...       3,649,039
       12,500    Parametric Technology
                   Corporation*................         580,469
       15,000    Thermo Electron
                   Corporation*................         603,750
                                                  -------------
                                                     23,508,117
                                                  -------------
  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

CONSTRUCTION, REAL PROPERTY--0.24%
        4,300    Armstrong World Industries,
                   Incorporated................   $     294,281
        3,200    Centex Corporation............         174,000
        8,300    Fluor Corporation.............         465,838
       16,200    Masco Corporation.............         719,887
                                                  -------------
                                                      1,654,006
                                                  -------------
CONSUMER DURABLES--0.11%
       10,400    Maytag Corporation............         285,350
        7,700    Whirlpool Corporation.........         440,825
                                                  -------------
                                                        726,175
                                                  -------------
DEFENSE/AEROSPACE--1.92%
       27,700    Allied-Signal, Incorporated...       2,286,981
       97,078    Boeing Company................       5,284,684
        6,400    General Dynamics
                   Corporation.................         509,600
       18,830    Lockheed Martin Corporation...       1,952,436
        6,600    Northrop Grumman
                   Corporation.................         772,612
       23,000    Raytheon Company..............       1,265,000
       16,300    Textron Incorporated..........       1,015,694
                                                  -------------
                                                     13,087,007
                                                  -------------
DIVERSIFIED RETAIL--2.38%
       21,200    Dayton Hudson Corporation.....       1,208,400
       11,500    Dillard Department Stores,
                   Incorporated................         460,000
       20,500    Federated Department Stores,
                   Incorporated*...............         861,000
       48,700    K Mart Corporation*...........         675,712
       23,100    May Department Stores
                   Company.....................       1,243,069
        4,000    Mercantile Stores,
                   Incorporated................         249,750
       24,200    Penney, J.C., Incorporated....       1,452,000
       38,400    Sears Roebuck & Company.......       2,179,200
      221,100    Wal Mart Stores,
                   Incorporated(1).............       7,849,050
                                                  -------------
                                                     16,178,181
                                                  -------------
DRUGS & MEDICINE--6.86%
        6,900    Allergan, Incorporated........         223,388
        8,700    Alza Corporation*.............         252,300
       62,600    American Home Products
                   Corporation.................       4,507,200
       25,900    Amgen, Incorporated*(1).......       1,283,669
       97,500    Bristol-Myers Squibb
                   Company.....................       7,410,000
       10,800    Cardinal Health
                   Incorporated................         715,500
       54,280    Lilly, Eli & Company..........       5,679,045
      117,800    Merck & Company,
                   Incorporated................      10,815,512
      126,100    Pfizer, Incorporated..........       6,982,787
       49,690    Pharmacia & Upjohn
                   Incorporated(1).............       1,692,566
       71,400    Schering-Plough Corporation...       3,427,200

PAINEWEBBER TACTICAL ALLOCATION FUND

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

COMMON STOCKS--(CONTINUED)
DRUGS & MEDICINE--(CONCLUDED)

       10,100    Sigma Aldrich Corporation.....   $     329,513
       26,500    Warner Lambert Company........       3,367,156
                                                  -------------
                                                     46,685,836
                                                  -------------
ELECTRIC UTILITIES--2.42%
       18,200    American Electric Power,
                   Incorporated................         795,112
       14,800    Baltimore Gas & Electric
                   Company.....................         399,600
       14,600    Carolina Power & Light
                   Company.....................         492,750
       21,700    Central & South West
                   Corporation.................         448,919
       15,425    Cinergy Corporation...........         509,989
       22,800    Consolidated Edison Company of
                   New York, Incorporated......         698,250
       17,900    Dominion Resources,
                   Incorporated................         644,400
       14,600    DTE Energy Company............         432,525
       34,106    Duke Power Company............       1,652,009
       39,000    Edison International,
                   Incorporated................         940,875
       23,700    Entergy Corporation...........         588,056
       17,400    FPL Group, Incorporated.......         809,100
       12,100    General Public Utilities
                   Corporation.................         406,863
       35,396    Houston Industries,
                   Incorporated................         716,769
        6,800    Northern States Power
                   Company.....................         327,250
       16,000    Ohio Edison Company...........         352,000
       28,500    PacifiCorp....................         591,375
       22,400    PECO Energy Company...........         533,400
       17,400    Pennsylvania Power & Light
                   Company.....................         381,713
       42,900    PG&E Corporation..............         994,744
       23,200    Public Service Enterprise
                   Group, Incorporated.........         575,650
       65,900    Southern Company(1)...........       1,388,019
       23,853    Texas Utilities Company.......         831,873
       22,900    Unicom Corporation............         541,012
       10,200    Union Electric Company........         379,313
                                                  -------------
                                                     16,431,566
                                                  -------------
ELECTRICAL EQUIPMENT--2.42%
       11,600    DSC Communications
                   Corporation*................         337,850
        7,700    Eaton Corporation.............         693,481
        4,100    Harris Corporation............         357,213
       12,400    Honeywell, Incorporated.......         857,150
        8,700    Johnson Controls,
                   Incorporated................         414,881
       62,780    Lucent Technologies
                   Incorporated(1).............       4,888,992
        4,600    Millipore Corporation.........         227,700
       58,000    Motorola Incorporated.........       4,255,750
       15,000    Nextlevel Systems
                   Incorporated*...............         300,938
       25,500    Northern Telecommunications
                   Limited.....................       2,527,687
        4,500    Perkin Elmer Corporation......         333,000
        3,400    Tektronix, Incorporated.......         188,913
  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

ELECTRICAL EQUIPMENT--(CONCLUDED)

       17,800    Tellabs, Incorporated*........   $   1,062,437
                                                  -------------
                                                     16,445,992
                                                  -------------
ELECTRICAL POWER--4.23%
       21,384    AMP, Incorporated.............       1,069,200
        9,155    Andrew Corporation*...........         227,731
       11,700    Cooper Industries,
                   Incorporated................         623,756
       43,500    Emerson Electric Company......       2,378,906
        4,100    Foster Wheeler Corporation....         187,319
      319,800    General Electric Company......      19,987,500
        5,400    General Signal Corporation....         234,225
        5,300    Grainger,W.W., Incorporated...         470,706
        4,400    Raychem Corporation...........         409,475
       20,700    Rockwell International
                   Corporation.................       1,242,000
        5,600    Thomas & Betts Corporation....         313,600
       62,600    Westinghouse Electric
                   Corporation.................       1,611,950
                                                  -------------
                                                     28,756,368
                                                  -------------
ENERGY RESERVES & PRODUCTION--7.50%
       48,000    Amoco Corporation.............       4,539,000
        5,800    Anadarko Petroleum
                   Corporation.................         425,937
        9,000    Apache Corporation............         357,188
       31,200    Atlantic Richfield Company....       2,340,000
       12,400    Burlington Resources,
                   Incorporated................         627,750
       64,000    Chevron Corporation...........       4,956,000
      242,501    Exxon Corporation(1)..........      14,837,978
        3,600    Louisiana Land & Exploration
                   Company.....................         275,625
       76,800    Mobil Corporation.............       5,587,200
       11,300    Oryx Energy Company*..........         298,744
        4,900    Pennzoil Company..............         378,219
       25,800    Phillips Petroleum Company....       1,227,112
      209,200    Royal Dutch Petroleum
                   Company.....................      10,616,900
       25,800    Texaco, Incorporated..........       2,973,450
       24,936    Union Pacific Resources Group
                   Incorporated................         623,400
       24,900    Unocal Corporation............         972,656
                                                  -------------
                                                     51,037,159
                                                  -------------
ENTERTAINMENT--1.52%
       65,600    Disney, Walt Company..........       5,038,900
        4,400    King World Productions,
                   Incorporated................         174,900
       37,000    Seagram Company Limited.......       1,292,688
       54,600    Time Warner Incorporated......       2,811,900
       35,349    Viacom, Incorporated, Class
                   B*..........................       1,047,214
                                                  -------------
                                                     10,365,602
                                                  -------------

PAINEWEBBER TACTICAL ALLOCATION FUND

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

COMMON STOCKS--(CONTINUED)

ENVIRONMENTAL SERVICES--0.33%
       21,800    Browning Ferris Industries,
                   Incorporated................   $     761,638
       45,500    Waste Management
                   Incorporated................       1,456,000
                                                  -------------
                                                      2,217,638
                                                  -------------
FINANCIAL SERVICES--2.36%
       46,100    American Express Company......       3,584,275
       16,300    Aon Corporation...............         830,281
        5,400    Beneficial Corporation........         386,437
       10,800    Countrywide Credit Industries,
                   Incorporated................         363,825
       68,300    Federal Home Loan Mortgage
                   Corporation.................       2,224,019
      103,500    Federal National Mortgage
                   Association.................       4,554,000
       13,700    Green Tree Financial
                   Corporation.................         601,944
       10,400    Household International,
                   Incorporated................       1,153,750
       16,100    Marsh & McLennan Companies,
                   Incorporated................       1,098,825
       32,800    MBNA Corporation..............       1,260,750
                                                  -------------
                                                     16,058,106
                                                  -------------
FOREST PRODUCTS, PAPER--1.58%
        5,600    Bemis, Incorporated...........         246,050
        5,700    Boise Cascade Corporation.....         225,506
        9,700    Champion International
                   Corporation.................         574,119
       19,000    Fort James Corporation........         798,000
        8,900    Georgia-Pacific Corporation...         812,125
       13,700    Ikon Office Solutions
                   Incorporated................         356,200
       29,400    International Paper Company...       1,550,850
       54,320    Kimberly Clark Corporation....       2,576,805
       11,500    Louisiana Pacific
                   Corporation.................         254,438
        5,500    Mead Corporation..............         390,156
       11,000    Stone Container Corporation...         189,750
        5,600    Temple-Inland, Incorporated...         361,200
        7,500    Union Camp Corporation........         444,844
       11,300    Westvaco Corporation..........         382,787
       19,200    Weyerhaeuser Company..........       1,108,800
        5,600    Willamette Industries,
                   Incorporated................         446,600
                                                  -------------
                                                     10,718,230
                                                  -------------
FOOD RETAIL--0.44%
       24,900    Albertson's, Incorporated.....         855,937
       27,300    American Stores Company.......         646,669
        7,000    Giant Food, Incorporated,
                   Class A.....................         227,500
       25,000    Kroger Company*...............         753,125
       15,200    Winn Dixie Stores,
                   Incorporated................         512,050
                                                  -------------
                                                      2,995,281
                                                  -------------
  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

FREIGHT, AIR, SEA, LAND--0.11%
       11,300    Federal Express
                   Corporation*................   $     750,744
                                                  -------------
GAS UTILITY--0.27%
        5,700    Columbia Gas System,
                   Incorporated................         376,200
        9,400    Consolidated Natural Gas
                   Company.....................         555,188
        5,500    NICOR, Incorporated...........         199,719
        8,800    Pacific Enterprises...........         289,850
        8,500    Sonat, Incorporated...........         423,406
                                                  -------------
                                                      1,844,363
                                                  -------------
HEAVY MACHINERY--0.75%
       10,300    Brunswick Corporation.........         314,150
        7,500    Case Corporation..............         502,969
       37,000    Caterpillar, Incorporated.....       2,148,312
        4,000    Cummins Engine Company,
                   Incorporated................         307,750
       25,100    Deere & Company...............       1,405,600
        5,200    Harnischfeger Industries
                   Incorporated................         208,650
        6,100    McDermott International,
                   Incorporated................         196,725
                                                  -------------
                                                      5,084,156
                                                  -------------
HOTELS--0.57%
       10,550    Harrah's Entertainment
                   Incorporated*...............         236,716
       15,600    HFS, Incorporated*............         868,725
       24,700    Hilton Hotels Corporation.....         757,981
       11,500    ITT Corporation*..............         722,344
       12,700    Marriott International,
                   Incorporated................         845,344
       17,800    Mirage Resorts,
                   Incorporated*...............         477,262
                                                  -------------
                                                      3,908,372
                                                  -------------
HOUSEHOLD PRODUCTS--2.79%
        6,700    Alberto Culver Company........         195,556
       12,900    Avon Products Incorporated....         826,406
        5,100    Clorox Company................         669,375
       28,700    Colgate-Palmolive Company.....       1,800,925
       17,100    Fortune Brands Incorporated...         587,812
       54,300    Gillette Company(1)...........       4,496,719
        5,000    National Services Industries,
                   Incorporated................         221,250
       15,600    Newell Company................         614,250
        5,700    Owens-Corning Fiberglass......         231,206
       65,900    Procter & Gamble Company......       8,768,819
       15,100    Rubbermaid, Incorporated......         377,500
        6,200    Tupperware Corporation........         208,088
                                                  -------------
                                                     18,997,906
                                                  -------------
INDUSTRIAL PARTS--1.07%
        9,500    Black & Decker Corporation....         363,969
        5,000    Crane Company.................         220,625

PAINEWEBBER TACTICAL ALLOCATION FUND

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

COMMON STOCKS--(CONTINUED)
INDUSTRIAL PARTS--(CONCLUDED)

       11,000    Dover Corporation.............   $     759,687
       18,350    Genuine Parts Company.........         566,556
       24,600    Illinois Tool Works,
                   Incorporated................       1,190,025
       10,900    Ingersoll Rand Company........         655,362
       12,966    Pall Corporation..............         307,132
        7,500    Parker-Hannifin Corporation...         482,344
        6,450    Snap-On, Incorporated.........         270,900
        9,000    Stanley Works.................         383,063
        6,900    Timken Company................         258,319
       23,100    United Technologies
                   Corporation.................       1,803,244
                                                  -------------
                                                      7,261,226
                                                  -------------
INDUSTRIAL SERVICES/SUPPLIES--0.23%
       40,225    CUC International,
                   Incorporated*...............         945,287
        6,700    Ecolab, Incorporated..........         301,919
        8,000    Ryder Systems, Incorporated...         285,500
                                                  -------------
                                                      1,532,706
                                                  -------------
INFORMATION & COMPUTER SERVICES--1.03%
       28,600    Automatic Data Processing,
                   Incorporated................       1,303,087
       10,400    Block, H&R, Incorporated......         408,200
        8,200    Ceridian Corporation*.........         283,413
       16,600    Cognizant Corporation.........         697,200
        7,600    Computer Sciences
                   Corporation*................         565,250
        9,700    Dow Jones & Company,
                   Incorporated................         415,281
       16,600    Dun & Bradstreet
                   Corporation.................         464,800
       15,100    Equifax Incorporated..........         444,506
       44,000    First Data Corporation........       1,806,750
       12,200    Interpublic Group Companies,
                   Incorporated................         594,750
                                                  -------------
                                                      6,983,237
                                                  -------------
LEISURE--0.54%
       32,100    Eastman Kodak Company.........       2,098,537
       12,900    Hasbro, Incorporated..........         346,688
       28,583    Mattel Incorporated...........         955,744
        4,800    Polaroid Corporation..........         253,500
                                                  -------------
                                                      3,654,469
                                                  -------------
LIFE INSURANCE--1.08%
       14,997    Aetna Life & Casualty
                   Company.....................       1,431,276
       23,788    American General
                   Corporation.................       1,146,284
       18,100    Conseco Incorporated..........         778,300
        7,150    Jefferson-Pilot Corporation...         497,372
       10,100    Lincoln National
                   Corporation.................         676,069
        9,500    Providian Corporation.........         353,875
       12,900    SunAmerica Incorporated.......         694,987
  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

LIFE INSURANCE--(CONCLUDED)

       13,700    Torchmark, Incorporated.......   $     516,319
        6,600    Transamerica Corporation......         650,513
       13,700    UNUM Corporation..............         565,125
                                                  -------------
                                                      7,310,120
                                                  -------------
LONG DISTANCE & PHONE COMPANIES--5.50%
       18,700    Alltel Corporation............         591,387
       53,400    Ameritech Corporation.........       3,347,512
      158,400    AT&T Corporation(1)...........       6,177,600
       75,802    Bell Atlantic
                   Corporation(1)..............       5,486,170
       96,900    BellSouth Corporation.........       4,263,600
       17,000    Frontier Corporation..........         375,063
       92,800    GTE Corporation...............       4,135,400
       67,500    MCI Communications
                   Corporation.................       1,923,750
       88,751    SBC Communications,
                   Incorporated................       4,825,836
       42,200    Sprint Corporation............       1,983,400
       47,100    US West Communications
                   Group.......................       1,686,769
       88,200    WorldCom, Incorporated*(1)....       2,640,487
                                                  -------------
                                                     37,436,974
                                                  -------------
MEDIA--0.40%
       34,700    Comcast Corporation, Class A
                   Special.....................         813,281
        8,000    Scientific-Atlanta,
                   Incorporated................         174,000
       65,600    Tele-Communications,
                   Incorporated Class A*.......       1,148,000
       12,000    Tribune Company...............         593,250
                                                  -------------
                                                      2,728,531
                                                  -------------
MEDICAL PRODUCTS--3.67%
       75,200    Abbott Laboratories...........       4,507,300
        5,800    Bard, C.R. Incorporated.......         200,100
        5,700    Bausch & Lomb, Incorporated...         234,056
       27,000    Baxter International,
                   Incorporated................       1,436,063
       12,000    Becton, Dickinson & Company...         575,250
       11,200    Biomet, Incorporated..........         232,400
       19,100    Boston Scientific
                   Corporation*(1).............       1,346,550
        7,300    Guidant Corporation...........         641,031
      129,700    Johnson & Johnson.............       7,352,369
        7,600    Mallinckrodt Group,
                   Incorporated................         276,450
       23,300    Medtronic, Incorporated.......       2,105,737
       40,300    Minnesota Mining &
                   Manufacturing Company.......       3,621,962
        8,800    St. Jude Medical,
                   Incorporated................         334,950
       23,900    Tyco International Limited....       1,874,656
        7,400    U.S. Surgical Corporation.....         243,738
                                                  -------------
                                                     24,982,612
                                                  -------------

PAINEWEBBER TACTICAL ALLOCATION FUND

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

COMMON STOCKS--(CONTINUED)

MEDICAL PROVIDERS--1.08%
       11,800    Beverly Enterprises*..........   $     192,488
       65,227    Columbia/HCA Healthcare
                   Corporation.................       2,058,727
       22,500    Corning, Incorporated.........       1,189,687
       33,700    HEALTHSOUTH Corporation*......         840,394
       16,300    Humana Incorporated*..........         384,069
        6,500    Manor Care, Incorporated......         200,688
       23,700    Service Corporation
                   International...............         758,400
       29,600    Tenet Healthcare
                   Corporation*................         806,600
       18,300    United Healthcare
                   Corporation.................         889,837
                                                  -------------
                                                      7,320,890
                                                  -------------
MINING & METALS--1.02%
       22,900    Alcan Aluminum Limited........         800,069
       17,000    Aluminum Company of America...       1,398,250
        5,200    Asarco, Incorporated..........         159,900
       12,700    Crown Cork & Seal,
                   Incorporated................         646,112
       10,900    Cyprus Amax Minerals
                   Company.....................         275,225
       20,900    Freeport-McMoran Copper &
                   Gold, Incorporated..........         585,200
       17,200    Inco Limited..................         465,475
        9,200    Nucor Corporation.............         521,525
       13,900    Owens Illinois
                   Incorporated*...............         483,894
        6,200    Phelps Dodge Corporation......         498,712
        7,700    Reynolds Metals Company.......         544,294
        9,900    USX-U.S. Steel Group,
                   Incorporated................         347,737
       11,500    Worthington Industries,
                   Incorporated................         213,469
                                                  -------------
                                                      6,939,862
                                                  -------------
MOTOR VEHICLES AND PARTS--2.26%
       67,600    Chrysler Corporation..........       2,374,450
        8,300    Cooper Tire & Rubber
                   Company.....................         208,538
       10,500    DANA Corporation..............         483,656
        6,800    Echlin, Incorporated..........         252,025
      116,300    Ford Motor Company............       5,000,900
       71,400    General Motors Corporation....       4,480,350
       15,200    Goodyear Tire & Rubber
                   Company.....................         936,700
       12,500    ITT Industries Incorporated...         393,750
        8,100    Navistar International
                   Corporation*................         200,981
        8,030    Paccar, Incorporated..........         380,421
       12,500    TRW, Incorporated.............         651,563
                                                  -------------
                                                     15,363,334
                                                  -------------
OIL REFINING--0.69%
        9,800    Amerada Hess Corporation......         569,625
       10,600    Coastal Corporation...........         612,150
       29,400    Enron Corporation.............       1,133,737
        7,892    Sun Company, Incorporated.....         306,802
       28,300    USX-Marathon Group............         921,519
        5,400    Western Atlas,
                   Incorporated*...............         427,950
  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

OIL REFINING--(CONCLUDED)

       15,650    Williams Companies,
                   Incorporated................   $     728,703
                                                  -------------
                                                      4,700,486
                                                  -------------
OIL SERVICES--0.98%
       16,000    Baker Hughes, Incorporated....         678,000
       17,200    Dresser Industries,
                   Incorporated................         718,100
       24,800    Halliburton Company...........       1,184,200
        2,700    Helmerich & Payne
                   Incorporated................         190,687
        8,800    Rowan Companies,
                   Incorporated*...............         262,900
       48,000    Schlumberger Limited..........       3,657,000
                                                  -------------
                                                      6,690,887
                                                  -------------
OTHER INSURANCE--2.77%
       43,042    Allstate Corporation..........       3,144,756
       68,300    American International Group
                   Incorporated................       6,445,812
       17,300    Chubb Corporation.............       1,156,938
        7,200    CIGNA Corporation.............       1,320,300
        7,700    General Re Corporation........       1,492,837
       11,500    Hartford Financial Services
                   Group.......................         917,125
       11,200    Loews Corporation.............       1,141,700
        4,200    MBIA Incorporated.............         475,650
       11,600    MGIC Investment Corporation...         583,625
       12,500    SAFECO Corporation............         614,063
        8,100    St. Paul Companies,
                   Incorporated................         594,338
        7,000    The Progressive Corporation...         693,000
       11,100    USF&G Corporation.............         243,506
                                                  -------------
                                                     18,823,650
                                                  -------------
PRECIOUS METALS--0.32%
       37,500    Barrick Gold Corporation......         853,125
       17,600    Homestake Mining Company......         246,400
       15,876    Newmont Mining Corporation....         671,753
       25,000    Placer Dome, Incorporated.....         415,625
                                                  -------------
                                                      2,186,903
                                                  -------------
PUBLISHING--0.72%
        7,800    American Greetings
                   Corporation, Class A........         271,050
        8,700    Deluxe Corporation............         286,556
       14,600    Donnelley, R.R. & Sons
                   Company.....................         568,487
       13,700    Gannett, Incorporated.........       1,334,894
        9,000    Knight Ridder, Incorporated...         455,625
        9,900    McGraw-Hill Companies,
                   Incorporated................         606,994
        5,800    Meredith Corporation..........         174,000
       10,600    Moore Corporation Limited.....         210,013
        9,600    New York Times Company, Class
                   A...........................         453,600

PAINEWEBBER TACTICAL ALLOCATION FUND

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

COMMON STOCKS--(CONCLUDED)
PUBLISHING--(CONCLUDED)

       10,000    Times Mirror Company..........   $     506,875
                                                  -------------
                                                      4,868,094
                                                  -------------
RAILROADS--0.79%
       15,022    Burlington Northern Santa Fe,
                   Incorporated................       1,377,329
       21,200    CSX Corporation...............       1,212,375
       12,200    Norfolk Southern
                   Corporation.................       1,195,600
       24,100    Union Pacific Corporation.....       1,564,994
                                                  -------------
                                                      5,350,298
                                                  -------------
RESTAURANTS--0.54%
       18,100    Darden Restaurants,
                   Incorporated................         182,131
       67,300    McDonalds Corporation.........       3,184,132
       13,600    Wendy's International,
                   Incorporated................         327,250
                                                  -------------
                                                      3,693,513
                                                  -------------
SECURITIES & ASSET MANAGEMENT--1.47%
       17,200    Charles Schwab Corporation....         729,925
       32,300    Merrill Lynch & Company,
                   Incorporated................       1,986,450
       55,900    Morgan Stanley, Dean Witter,
                   Discover & Company..........       2,690,187
       10,700    Salomon, Incorporated.........         640,663
       62,512    Travelers Group
                   Incorporated................       3,969,512
                                                  -------------
                                                     10,016,737
                                                  -------------
SEMICONDUCTOR--3.16%
       13,800    Advanced Micro Devices,
                   Incorporated*...............         516,638
       18,080    Allegheny Teldyne,
                   Incorporated................         558,220
       17,800    Applied Materials,
                   Incorporated*...............       1,679,875
      160,100    Intel Corporation.............      14,749,212
       13,900    LSI Logic Corporation*........         447,406
       20,600    Micron Technology,
                   Incorporated................         917,988
       13,900    National Semiconductor
                   Corporation*................         476,075
       18,700    Texas Instruments,
                   Incorporated................       2,124,787
                                                  -------------
                                                     21,470,201
                                                  -------------
SPECIALTY RETAIL--1.44%
       15,000    Autozone Incorporated*........         423,750
        9,900    Circuit City Stores,
                   Incorporated................         352,688
       20,808    Costco Companies,
                   Incorporated*...............         750,388
       16,500    CVS Corporation...............         930,187
       71,000    Home Depot, Incorporated......       3,350,312
  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

SPECIALTY RETAIL--(CONCLUDED)

       17,100    Lowe's Companies
                   Incorporated................   $     591,019
        6,600    Pep Boys-Manny, Moe & Jack....         174,900
       12,300    Rite Aid Corporation..........         615,769
        5,500    Tandy Corporation.............         365,063
       28,000    Toys R Us, Incorporated*......         967,750
       48,400    Walgreen Company..............       1,303,775
                                                  -------------
                                                      9,825,601
                                                  -------------
THRIFT--0.36%
       10,500    Ahmanson, H F & Company.......         532,875
        5,700    Golden West Financial
                   Corporation.................         469,181
       24,230    Washington Mutual,
                   Incorporated................       1,450,772
                                                  -------------
                                                      2,452,828
                                                  -------------
TOBACCO--1.60%
      236,800    Phillip Morris Companies
                   Incorporated................      10,330,400
       18,600    UST, Incorporated.............         537,075
                                                  -------------
                                                     10,867,475
                                                  -------------
WIRELESS TELECOMMUNICATIONS--0.43%
       49,700    Airtouch Communications,
                   Incorporated*...............       1,680,481
       60,700    US West Media Group*..........       1,214,000
                                                  -------------
                                                      2,894,481
                                                  -------------
Total Common Stocks (cost--$577,487,293).......     680,409,277
                                                  -------------

INVESTMENTS OF CASH COLLATERAL
FOR SECURITIES LOANED--3.75%
MONEY MARKET FUNDS--3.75%
       11,050    Prime Portfolio...............          11,050
    4,589,722    TempFund Portfolio............       4,589,722
   20,556,605    Liquid Assets Portfolio.......      20,556,605
      356,223    TempCash Portfolio............         356,223
                                                  -------------
                                                     25,513,600
Total Investments of Cash Collateral for
Securities Loaned (cost--$25,513,600)..........
                                                  -------------
Total Investments
  (cost--$603,000,893)--103.80%................     705,922,877
                                                    (25,816,743)
Liabilities in excess of other
assets--(3.80)%................................
                                                  -------------
Net Assets--100.00%............................   $ 680,106,134
                                                  -------------
                                                  -------------

-----------------

*  Non-Income producing security

(1) Security, or portion thereof, was on loan at August 31, 1997

                 See accompanying notes to financial statements

PAINEWEBBER TACTICAL ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES                              AUGUST 31, 1997

ASSETS
Investments in securities, at value (cost--$603,000,893)....   $705,922,877
Receivable for shares of beneficial interest sold...........      5,654,838
Dividends receivable........................................      1,315,079
Deferred organizational expenses............................          6,909
Other assets................................................         20,854
                                                               ------------
Total assets................................................    712,920,557
                                                               ------------

LIABILITIES
Collateral for securities loaned............................     25,513,600
Payable for investments purchased...........................      3,737,008
Due to custodian............................................      1,653,742
Payable for shares of beneficial interest repurchased.......      1,031,986
Payable to affiliate........................................        723,006
Accrued expenses and other liabilities......................        155,081
                                                               ------------
Total liabilities...........................................     32,814,423
                                                               ------------

NET ASSETS
Beneficial interest--$0.001 par value (unlimited amount
  authorized)...............................................    570,440,733
Undistributed net investment income.........................      1,084,753
Accumulated net realized gains from investment
  transactions..............................................      5,658,664
Net unrealized appreciation of investments..................    102,921,984
                                                               ------------
Net assets..................................................   $680,106,134
                                                               ------------
                                                               ------------

CLASS A:
Net assets..................................................   $170,759,334
                                                               ------------
Shares outstanding..........................................      7,681,939
                                                               ------------
Net asset value and redemption value per share..............         $22.23
                                                               ------------
                                                               ------------
Maximum offering price per share (net asset value plus sales
  charge of 4.50% of offering price)........................         $23.28
                                                               ------------
                                                               ------------

CLASS B:
Net assets..................................................   $239,835,842
                                                               ------------
Shares outstanding..........................................     10,859,819
                                                               ------------
Net asset value and offering price per share................         $22.08
                                                               ------------
                                                               ------------

CLASS C:
Net assets..................................................   $233,043,560
                                                               ------------
Shares outstanding..........................................     10,507,445
                                                               ------------
Net asset value and offering price per share................         $22.18
                                                               ------------
                                                               ------------

CLASS Y:
Net assets..................................................   $ 36,467,398
                                                               ------------
Shares outstanding..........................................      1,633,116
                                                               ------------
Net asset value, offering price and redemption value per
  share.....................................................         $22.33
                                                               ------------
                                                               ------------

                 See accompanying notes to financial statements

PAINEWEBBER TACTICAL ALLOCATION FUND

STATEMENT OF OPERATIONS

                                                               FOR THE YEAR
                                                                   ENDED
                                                                AUGUST 31,
                                                                   1997
                                                               -------------
INVESTMENT INCOME:
Dividends and interest......................................   $  6,602,956
                                                               -------------
EXPENSES:
Investment advisory and administration......................      1,756,146
Service fees--Class A.......................................        213,818
Service and distribution fees--Class B......................      1,071,964
Service and distribution fees--Class C......................      1,403,684
Transfer agency.............................................        255,177
Custody and accounting......................................        213,260
Reports and notices to shareholders.........................        137,846
Legal and audit.............................................         64,430
Interest expense............................................         56,206
Federal and state registration..............................         49,844
Amortization of organizational expenses.....................         45,040
Trustees' fees..............................................         15,750
Other expenses..............................................         21,649
                                                               -------------
                                                                  5,304,814
                                                               -------------
NET INVESTMENT INCOME.......................................      1,298,142
                                                               -------------

REALIZED AND UNREALIZED GAINS FROM INVESTMENT ACTIVITIES:
Net realized gains from investment transactions.............      6,528,545
Net change in unrealized appreciation/depreciation of
  investments...............................................     86,240,937
                                                               -------------
NET REALIZED AND UNREALIZED GAINS FROM INVESTMENT
  ACTIVITIES................................................     92,769,482
                                                               -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $ 94,067,624
                                                               -------------
                                                               -------------

                 See accompanying notes to financial statements

PAINEWEBBER TACTICAL ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                        FOR THE YEARS
                                                                      ENDED AUGUST 31,
                                                               -------------------------------
                                                                    1997             1996
                                                               --------------   --------------
FROM OPERATIONS:
Net investment income.......................................   $    1,298,142   $      440,621
Net realized gains from investment transactions.............        6,528,545          639,897
Net change in unrealized appreciation/depreciation of
  investments...............................................       86,240,937        7,172,338
                                                               --------------   --------------
Net increase in net assets resulting from operations........       94,067,624        8,252,856
                                                               --------------   --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Class A..............................         (334,066)         (21,259)
Net investment income--Class B..............................         (260,230)              --
Net investment income--Class C..............................           (4,451)        (231,540)
Net investment income--Class Y..............................         (118,419)         (26,853)
Net realized gains from investment transactions--Class A....         (199,505)        (164,292)
Net realized gains from investment transactions--Class B....         (240,097)              --
Net realized gains from investment transactions--Class C....         (451,261)      (3,334,342)
Net realized gains from investment transactions--Class Y....          (64,412)        (171,644)
                                                               --------------   --------------
Total dividends and distributions to shareholders...........       (1,672,441)      (3,949,930)
                                                               --------------   --------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares........................      550,623,261      101,580,239
Cost of shares repurchased..................................     (102,944,924)     (23,861,622)
Proceeds from dividends reinvested..........................        1,553,373        3,902,294
                                                               --------------   --------------

Net increase in net assets from beneficial interest
  transactions..............................................      449,231,710       81,620,911
                                                               --------------   --------------

Net increase in net assets..................................      541,626,893       85,923,837

NET ASSETS:
Beginning of year...........................................      138,479,241       52,555,404
                                                               --------------   --------------
End of year (including undistributed net investment of
  income of $1,084,753 and
  $105,244, respectively)...................................   $  680,106,134   $  138,479,241
                                                               --------------   --------------
                                                               --------------   --------------

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  PaineWebber Tactical Allocation Fund (the "Fund") is a series of PaineWebber Investment Trust (the "Trust") and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. Organizational costs have been deferred and are being amortized using the straight line method over a period not to exceed 60 months from the date the Fund commenced operations.

  Currently, the Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges except that Class A, Class B, and Class C shares each have exclusive voting rights with respect to their respective service and/or distribution plans. Class Y shares have no service or distribution plan.

  The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

  VALUATION OF INVESTMENTS--Securities that are listed on stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser, administrator and distributor of the Fund as the primary market. Securities traded in the over-the-counter ("OTC") market and listed on the Nasdaq Stock Market, Inc. ("Nasdaq") are valued at the last available sale price, or last bid price available if no sale occurs, on Nasdaq prior to the time of valuation. Where market quotations are readily available, debt securities are valued thereon, provided such quotations adequately reflect the fair value of the securities in the judgment of Mitchell Hutchins. When market quotations are not readily available, securities are valued based upon appraisals derived from information concerning those securities or similar securities received from recognized dealers in those securities. All other securities are valued at fair value as determined in good faith by, or under the direction of, the Trust's board of trustees. The amortized cost method of valuation is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Trust's board of trustees determines that this does not represent fair value.

  REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

NOTES TO FINANCIAL STATEMENTS

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

  Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

INVESTMENT ADVISER AND ADMINISTRATOR

  The Trust's board of trustees has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.50% of the Fund's average daily net assets (Class Y shares have no service or distribution plan). At August 31, 1997, the Fund owed Mitchell Hutchins $287,417 in investment advisory and administration fees.

  For the year ended August 31, 1997, the Fund paid $2,472 in brokerage commissions to PaineWebber for transactions executed on behalf of the Fund.

DISTRIBUTION PLANS

  Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At August 31, 1997, the Fund owed Mitchell Hutchins $435,589 in service and distribution fees.

  Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Fund that for the year ended August 31, 1997, it earned $3,157,453 in sales charges.

SECURITY LENDING

  The Fund may lend up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned

NOTES TO FINANCIAL STATEMENTS

securities to exercise certain beneficial rights, however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Fund's lending agent is PaineWebber, who received $4,200 in compensation in that capacity from the Fund for the year ended August 31, 1997.

  As of August 31, 1997, the Fund held cash and/or cash equivalents having an aggregate value of $25,513,600 as collateral for portfolio securities loaned having a market value of $24,190,503.

BANK LINE OF CREDIT

  The Fund may borrow up to $10 million under a short-term unsecured line of credit ("Line of Credit") and may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for, temporary financing until the settlement of sale or purchase of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes.

  Under the Facility arrangement, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the Funds in the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the year ended August 31, 1997, the Fund did not borrow under the Facility and had an average daily amount of borrowing outstanding under the Line of Credit arrangement of approximately $1,934,000 with a related weighted average annualized interest rate of 6.26%.

INVESTMENTS IN SECURITIES

  For federal income tax purposes, the cost of securities owned at August 31, 1997 was substantially the same as the cost of securities for financial statement purposes.

  At August 31, 1997, the components of net unrealized appreciation of investments were as follows:

Gross appreciation (investments having an excess of value over
  cost)...............................................................   $ 106,578,825
Gross depreciation (investments having an excess of cost over
  value)..............................................................      (3,656,841)
                                                                         -------------
Net unrealized appreciation of investments............................   $ 102,921,984
                                                                         -------------
                                                                         -------------

  For the year ended August 31, 1997, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

Purchases.............................................................   $ 471,739,284
Sales.................................................................   $  22,377,666

FEDERAL TAX STATUS

  The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

NOTES TO FINANCIAL STATEMENTS

  To reflect reclassifications for the Fund arising from permanent "book/tax" differences for the year ended August 31, 1997, undistributed net investment income was increased by $398,533, accumulated net realized gains from investment transactions were decreased by $318,837 and beneficial interest was decreased by $79,696.

BENEFICIAL INTEREST

  There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                         CLASS A                    CLASS B                    CLASS C
                                -------------------------  -------------------------  -------------------------
                                  SHARES        AMOUNT       SHARES        AMOUNT       SHARES        AMOUNT
                                -----------  ------------  -----------  ------------  -----------  ------------
Year ended August 31, 1997:
Shares sold...................    8,395,445  $168,990,356   10,195,130  $207,328,762    7,474,383  $151,185,931
Shares repurchased............   (2,197,019)  (44,557,135)  (1,127,432)  (22,990,205)  (1,559,610)  (31,328,880)
Dividends reinvested..........       25,482       470,393       25,089       462,390       23,737       439,368
                                -----------  ------------  -----------  ------------  -----------  ------------
Net increase..................    6,223,908  $124,903,614    9,092,787  $184,800,947    5,938,510  $120,296,419
                                -----------  ------------  -----------  ------------  -----------  ------------
                                -----------  ------------  -----------  ------------  -----------  ------------
Year ended August 31, 1996:
Shares sold...................    1,906,617  $ 30,914,538    1,905,981  $ 31,017,232    1,800,540  $ 29,065,779
Shares repurchased............     (591,622)   (9,588,391)    (138,949)   (2,261,449)    (699,659)  (11,142,425)
Dividends reinvested..........       12,226       184,252      --            --           233,396     3,525,554
                                -----------  ------------  -----------  ------------  -----------  ------------
Net increase..................    1,327,221  $ 21,510,399    1,767,032  $ 28,755,783    1,334,277  $ 21,448,908
                                -----------  ------------  -----------  ------------  -----------  ------------
                                -----------  ------------  -----------  ------------  -----------  ------------

                                         CLASS Y
                                -------------------------
                                  SHARES        AMOUNT
                                -----------  ------------
Year ended August 31, 1997:
Shares sold...................    1,018,316  $ 23,118,212
Shares repurchased............     (185,400)   (4,068,704)
Dividends reinvested..........        9,790       181,222
                                -----------  ------------
Net increase..................      842,706  $ 19,230,730
                                -----------  ------------
                                -----------  ------------
Year ended August 31, 1996:
Shares sold...................      662,966  $ 10,582,690
Shares repurchased............      (53,691)     (869,357)
Dividends reinvested..........       12,761       192,488
                                -----------  ------------
Net increase..................      622,036  $  9,905,821
                                -----------  ------------
                                -----------  ------------

PAINEWEBBER TACTICAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                             CLASS A                                      CLASS B
                                       ----------------------------------------------------   -------------------------------
                                                                                 FOR THE                          FOR THE
                                                                                  PERIOD                           PERIOD
                                                   FOR THE YEARS                 MAY 10,       FOR THE YEAR     JANUARY 30,
                                                  ENDED AUGUST 31,               1993+ TO         ENDED           1996+ TO
                                       --------------------------------------   AUGUST 31,      AUGUST 31,       AUGUST 31,
                                         1997      1996     1995**     1994        1993            1997             1996
                                       --------  --------  --------  --------  ------------   --------------   --------------
Net asset value, beginning of
 period..............................  $  16.15  $  14.86  $ 13.78   $  13.50  $    12.90     $    16.13       $    15.54
                                       --------  --------  --------  --------      ------     --------------      -------
Net investment income................      0.18@     0.18     0.22       0.24        0.08           0.03@            0.02
Net realized and unrealized gains
 from investments....................      6.12@     2.31     2.05       0.32        0.59           6.09@            0.57
                                       --------  --------  --------  --------      ------     --------------      -------
Net increase from investment
 operations..........................      6.30      2.49     2.27       0.56        0.67           6.12             0.59
                                       --------  --------  --------  --------      ------     --------------      -------
Dividends from net investment
 income..............................     (0.14)    (0.14)   (0.22 )    (0.24)      (0.07)         (0.09)          --
Distributions from net realized gains
 from investment transactions........     (0.08)    (1.06)   (0.97 )    (0.04)     --              (0.08)          --
                                       --------  --------  --------  --------      ------     --------------      -------
Total dividends and distributions to
 shareholders........................     (0.22)    (1.20)   (1.19 )    (0.28)      (0.07)         (0.17)          --
                                       --------  --------  --------  --------      ------     --------------      -------
Net asset value, end of period.......  $  22.23  $  16.15  $ 14.86   $  13.78  $    13.50     $    22.08       $    16.13
                                       --------  --------  --------  --------      ------     --------------      -------
                                       --------  --------  --------  --------      ------     --------------      -------
Total investment return(1)...........     39.26%    17.35%   18.43%      4.21%       5.17%         38.14%            3.80%
                                       --------  --------  --------  --------      ------     --------------      -------
                                       --------  --------  --------  --------      ------     --------------      -------
Ratios/supplemental data:

Net assets, end of period (000's)....  $170,759  $ 23,551  $ 1,944   $  1,801  $    3,007     $  239,836       $   28,495

Expenses to average net assets.......      0.99%     1.17%    1.46%      1.13%       1.06%*         1.74%            1.84%*

Net investment income to average net
 assets..............................      0.88%     1.12%    1.60%      1.64%       1.71%*         0.13%            0.47%*

Portfolio turnover rate..............         6%        6%      53%         4%          0%             6%               6%

Average commission rate paid(2)......   $0.0250   $0.0250    --         --         --            $0.0250          $0.0250

-----------------

+  Commencement of issuance of shares

*  Annualized

** Investment advisory functions for the Fund were transferred from Kidder, Peabody Asset Management, Inc. to Mitchell Hutchins on February 13, 1995.

@ Calculated using the average shares outstanding for the period

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for Class A, Class B and Class C would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

(2) Effective for fiscal years beginning on or after September 1, 1995, the Fund is required to disclose the average commission rate paid per share of common stock investments purchased or sold.

                                                              CLASS C
                                          ------------------------------------------------
                                                           FOR THE YEARS
                                                          ENDED AUGUST 31,
                                          ------------------------------------------------
                                            1997      1996     1995**     1994      1993
                                          --------  --------  --------  --------  --------
Net asset value, beginning of period....  $  16.12  $  14.87  $  13.78  $  13.49  $  12.12
                                          --------  --------  --------  --------  --------
Net investment income...................      0.03@     0.06      0.12      0.13      0.18
Net realized and unrealized gains from
investment transactions.................      6.11@     2.32      2.06      0.33      1.34
                                          --------  --------  --------  --------  --------
Net increase from investment
operations..............................      6.14      2.38      2.18      0.46      1.52
                                          --------  --------  --------  --------  --------
Dividends from net investment income....     --        (0.07)    (0.12)    (0.13)    (0.15)
Distributions from net realized gains
from
investment transactions.................     (0.08)    (1.06)    (0.97)    (0.04)    --
                                          --------  --------  --------  --------  --------
Total dividends and distributions to
shareholders............................     (0.08)    (1.13)    (1.09)    (0.17)    (0.15)
                                          --------  --------  --------  --------  --------
Net asset value, end of period..........  $  22.18  $  16.12  $  14.87  $  13.78  $  13.49
                                          --------  --------  --------  --------  --------
                                          --------  --------  --------  --------  --------
Total investment return (1).............     38.20%    16.52%    17.57%     3.46%    12.61%
                                          --------  --------  --------  --------  --------
                                          --------  --------  --------  --------  --------
Ratios/supplemental data:
Net assets, end of period (000's).......  $233,044  $ 73,630  $ 48,105  $ 62,970  $107,761

Expenses to average net assets..........      1.75%     1.95%     2.22%     1.88%     1.73%

Net investment income to average net
assets..................................      0.14%     0.35%     0.86%     0.89%     1.04%

Portfolio turnover rate.................         6%        6%       53%        4%        0%

Average commission rate paid(2).........   $0.0250   $0.0250     --        --        --


                                                                 CLASS Y
                                          ------------------------------------------------------

                                                      FOR THE YEARS               FOR THE PERIOD
                                                          ENDED                      MAY 10,
                                                        AUGUST 31,                   1993+ TO
                                          --------------------------------------    AUGUST 31,
                                            1997      1996     1995**     1994         1993
                                          --------  --------  --------  --------  --------------
Net asset value, beginning of period....  $  16.20  $  14.88  $ 13.79   $  13.52  $  12.90
                                          --------  --------  --------  --------    ------
Net investment income...................      0.23@     0.30     0.23       0.25      0.09
Net realized and unrealized gains from
investment transactions.................      6.13@     2.24     2.09       0.33      0.60
                                          --------  --------  --------  --------    ------
Net increase from investment
operations..............................      6.36      2.54     2.32       0.58      0.69
                                          --------  --------  --------  --------    ------
Dividends from net investment income....     (0.15)    (0.16)   (0.26 )    (0.27)    (0.07)
Distributions from net realized gains
from
investment transactions.................     (0.08)    (1.06)   (0.97 )    (0.04)    --
                                          --------  --------  --------  --------    ------
Total dividends and distributions to
shareholders............................     (0.23)    (1.22)   (1.23 )    (0.31)    (0.07)
                                          --------  --------  --------  --------    ------
Net asset value, end of period..........  $  22.33  $  16.20  $ 14.88   $  13.79  $  13.52
                                          --------  --------  --------  --------    ------
                                          --------  --------  --------  --------    ------
Total investment return (1).............     39.55%    17.70%   18.79%      4.41%     5.30%
                                          --------  --------  --------  --------    ------
                                          --------  --------  --------  --------    ------
Ratios/supplemental data:
Net assets, end of period (000's).......  $ 36,467  $ 12,803  $ 2,506   $  3,880  $  3,379
Expenses to average net assets..........      0.74%     0.95%    1.23%      0.88%     0.81%*
Net investment income to average net
assets..................................      1.16%     1.38%    1.86%      1.90%     1.96%*
Portfolio turnover rate.................         6%        6%      53%         4%        0%
Average commission rate paid(2).........   $0.0250   $0.0250    --         --        --

PAINEWEBBER TACTICAL ALLOCATION FUND

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

The Board of Trustees and Shareholders of
PaineWebber Tactical Allocation Fund

We have audited the accompanying statement of assets and liabilities of PaineWebber Tactical Allocation Fund, including the portfolio of investments, as of August 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended August 31, 1994 were audited by other auditors whose report dated October 14, 1994 expressed an unqualified opinion on the financial highlights.

We have conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at August 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PaineWebber Tactical Allocation Fund at August 31, 1997, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with generally accepted accounting principles.

                                                 [SIGNATURE]
New York, New York
October 14, 1997

PAINEWEBBER TACTICAL ALLOCATION FUND

TAX INFORMATION (UNAUDITED)

  We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (August 31, 1997) as to federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that the following distributions paid during the fiscal year are taxable and are derived from the following sources:

PER SHARE DATA:                                               CLASS A  CLASS B  CLASS C  CLASS Y
------------------------------------------------------------  -------  -------  -------  -------
Net investment income*......................................  $0.1358  $0.0879  $0.0008  $0.1491
Short-term capital gains*...................................   0.0056  0.0056    0.0056   0.0056
Long-term capital gains.....................................   0.0755  0.0755    0.0755   0.0755
Percentage of ordinary income dividends qualifying for the
  dividends received deduction available to corporate
  shareholders..............................................      100%    100 %     100%     100%

-----------------

*  Taxable as ordinary income

  Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

  Since the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 1997. The second notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 1998. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

-------------------------------------------------------------------------------


TRUSTEES

E. Garrett Bewkes, Jr.
CHAIRMAN

Margo N. Alexander

Richard Q. Armstrong

Richard Burt

Mary C. Farrell

Meyer Feldberg

George W. Gowen

Frederic V. Malek

Carl W. Schafer


PRINCIPAL OFFICERS

Margo N. Alexander
PRESIDENT

Victoria E. Schonfeld
VICE PRESIDENT

Dianne E. O'Donnell
VICE PRESIDENT AND SECRETARY

Paul H. Schubert
VICE PRESIDENT AND TREASURER

T. Kirkham Barneby
VICE PRESIDENT

INVESTMENT ADVISER
AND ADMINISTRATOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION FOR ANY OF THE FUNDS LISTED ON THE BACK COVER CAN BE OBTAINED FROM A PAINEWEBBER INVESTMENT EXECUTIVE OR CORRESPONDENT FIRM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

PaineWebber offers a family of 22 funds which encompass a diversified range of investment goals.


BOND FUNDS

- High Income Fund

- Investment Grade Income Fund

- Low Duration U.S. Government Income Fund

- Strategic Income Fund

- U.S. Government Income Fund


TAX-FREE BOND FUNDS

- California Tax-Free Income Fund

- Municipal High Income Fund

- National Tax-Free Income Fund

- New York Tax-Free Income Fund


STOCK FUNDS

- Capital Appreciation Fund

- Financial Services Growth Fund

- Growth Fund

- Growth and Income Fund

- Small Cap Fund

- Utility Income Fund


ASSET ALLOCATION FUNDS

- Balanced Fund

- Tactical Allocation Fund


GLOBAL FUNDS

- Asia Pacific Growth Fund

- Emerging Markets Equity Fund

- Global Equity Fund

- Global Income Fund

PAINEWEBBER MONEY MARKET FUND



             PAINEWEBBER
-copyright-1997 PaineWebber Incorporated
             Member SIPC




PAINEWEBBER


TACTICAL
ALLOCATION FUND


ANNUAL REPORT


AUGUST 31, 1997